JPMorgan Insurance Trust Income Builder Portfolio
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 34.9%
Australia — 0.2%
Australia & New Zealand Banking Group Ltd. (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026 (a) (b) (c) (d)	200	191
FMG Resources August 2006 Pty. Ltd. 4.50%, 9/15/2027 (a)	12	10
Glencore Funding LLC 2.50%, 9/1/2030 (a)	6	5
		206
Belgium — 0.0% ^
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/1/2030	19	17
4.38%, 4/15/2038	1	1
		18
Canada — 1.3%
1011778 BC ULC 3.88%, 1/15/2028 (a)	17	15
Bank of Montreal Series H, 4.70%, 9/14/2027	5	5
Bank of Nova Scotia (The)
(ICE LIBOR USD 3 Month + 2.65%), 4.65%, 10/12/2022 (b) (c) (d)	13	11
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.90%, 6/4/2025 (b) (c) (d)	18	16
1.30%, 9/15/2026	5	4
Baytex Energy Corp. 8.75%, 4/1/2027 (a)	40	40
Bell Canada (The) Series US-5, 2.15%, 2/15/2032	6	5
Bombardier, Inc. 7.50%, 3/15/2025 (a)	34	33
Emera, Inc. (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (d)	240	228
Enbridge, Inc.
Series 16-A, (ICE LIBOR USD 3 Month + 3.89%), 6.00%, 1/15/2077 (d)	10	9
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (d)	25	22
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (d)	117	103
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.42%), 7.63%, 1/15/2083 (d)	58	56
GFL Environmental, Inc. 3.50%, 9/1/2028 (a)	190	160
NOVA Chemicals Corp.
5.00%, 5/1/2025 (a)	89	80
5.25%, 6/1/2027 (a)	26	22
4.25%, 5/15/2029 (a)	40	31
Precision Drilling Corp. 7.13%, 1/15/2026 (a)	23	22
Quebecor Media, Inc. 5.75%, 1/15/2023	130	129
Rogers Communications, Inc.
3.80%, 3/15/2032 (a)	5	4
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (a) (d)	40	35
Toronto-Dominion Bank (The) 4.69%, 9/15/2027	5	5
Transcanada Trust
Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (d)	33	31
(SOFR + 4.42%), 5.50%, 9/15/2079 (d)	72	62
Videotron Ltd. 5.13%, 4/15/2027 (a) (e)	32	29
		1,157
Cayman Islands — 0.0% ^
Global Aircraft Leasing Co. Ltd. 6.50% (Cash), 9/15/2024 (a) (f)	34	25

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Finland — 0.1%
Nokia OYJ
4.38%, 6/12/2027	12	11
6.63%, 5/15/2039	33	30
		41
France — 0.7%
Altice France SA 8.13%, 2/1/2027 (a)	200	179
Credit Agricole SA (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (b) (c) (d)	200	192
Societe Generale SA (USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (a) (b) (c) (d)	200	191
		562
Germany — 0.0% ^
Deutsche Telekom International Finance BV 8.75%, 6/15/2030 (g)	16	18
Ireland — 0.3%
AerCap Holdings NV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.54%), 5.87%, 10/10/2079 (d)	150	134
Avolon Holdings Funding Ltd.
5.25%, 5/15/2024 (a)	21	20
2.53%, 11/18/2027 (a)	71	56
Park Aerospace Holdings Ltd.
4.50%, 3/15/2023 (a)	16	16
5.50%, 2/15/2024 (a)	11	11
		237
Italy — 0.1%
Telecom Italia Capital SA
6.38%, 11/15/2033	20	16
6.00%, 9/30/2034	112	83
		99
Luxembourg — 0.0% ^
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	24	20
Netherlands — 0.4%
ING Groep NV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 3.88%, 5/16/2027 (b) (c) (d)	200	130
Shell International Finance BV 2.75%, 4/6/2030	5	4
Trivium Packaging Finance BV 5.50%, 8/15/2026 (a) (g)	200	179
		313
Sweden — 0.2%
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (b) (c) (d) (h)	200	150
Switzerland — 0.6%
Cloverie plc for Zurich Insurance Co. Ltd. (ICE LIBOR USD 3 Month + 4.92%), 5.63%, 6/24/2046 (d) (h)	200	185
Credit Suisse Group AG (USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (a) (b) (c) (d)	200	171
UBS Group AG (USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (b) (c) (d) (h)	200	190
		546
United Kingdom — 0.8%
BAT Capital Corp. 4.39%, 8/15/2037	8	6

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (b) (c) (d)	26	24
(EUR Swap Annual 5 Year + 4.12%), 3.63%, 3/22/2029 (b) (c) (d) (h)	EUR100	79
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b) (c) (d)	142	122
Nationwide Building Society (U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.63%), 5.75%, 6/20/2027 (b) (c) (d) (h)	GBP250	223
NatWest Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (b) (c) (d)	200	174
Vodafone Group plc
5.00%, 5/30/2038	10	9
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (d)	37	35
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.12%, 6/4/2081 (d)	65	45
		717
United States — 30.2%
7-Eleven, Inc. 1.80%, 2/10/2031 (a)	6	4
AbbVie, Inc. 3.20%, 11/21/2029	26	23
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	95	87
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	105	79
Activision Blizzard, Inc. 1.35%, 9/15/2030	10	8
ADT Security Corp. (The)
4.13%, 6/15/2023	82	81
4.88%, 7/15/2032 (a)	45	36
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	10	9
AECOM 5.13%, 3/15/2027	53	49
Aetna, Inc. 3.88%, 8/15/2047	10	7
Air Lease Corp. 3.75%, 6/1/2026	5	5
Albertsons Cos., Inc.
7.50%, 3/15/2026 (a)	80	80
5.88%, 2/15/2028 (a)	38	35
Alcoa Nederland Holding BV 6.13%, 5/15/2028 (a)	200	189
Alexandria Real Estate Equities, Inc., REIT 2.75%, 12/15/2029	5	4
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	13	12
9.75%, 7/15/2027 (a)	13	11
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	65	57
5.88%, 6/1/2029 (a)	70	63
Ally Financial, Inc.
5.75%, 11/20/2025	110	107
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 3.48%), 4.70%, 5/15/2028 (b) (c) (d)	55	39
8.00%, 11/1/2031	39	41
Altria Group, Inc.
4.80%, 2/14/2029	5	5
3.40%, 2/4/2041	3	2
AMC Entertainment Holdings, Inc. 10.00% (Cash), 6/15/2026 (a) (f)	81	55
Ameren Corp. 3.50%, 1/15/2031	5	4
American Airlines, Inc.
5.50%, 4/20/2026 (a)	70	66
5.75%, 4/20/2029 (a)	85	74

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	24	22
6.50%, 4/1/2027 (e)	53	45
American Electric Power Co., Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.88%, 2/15/2062 (d)	42	33
American International Group, Inc. (ICE LIBOR USD 3 Month + 2.87%), 5.75%, 4/1/2048 (d)	10	9
American Tower Corp., REIT 1.50%, 1/31/2028	15	12
AmeriGas Partners LP
5.63%, 5/20/2024	25	24
5.88%, 8/20/2026	55	50
Amgen, Inc. 2.00%, 1/15/2032	10	8
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	62	60
Amsted Industries, Inc. 5.63%, 7/1/2027 (a)	21	19
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	65	65
5.38%, 6/15/2029 (a)	60	53
Antero Resources Corp.
8.38%, 7/15/2026 (a)	41	43
5.38%, 3/1/2030 (a)	55	49
Apple, Inc. 4.50%, 2/23/2036	3	3
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	85	76
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	85	66
Archrock Partners LP 6.88%, 4/1/2027 (a)	7	6
Arconic Corp. 6.00%, 5/15/2025 (a)	110	106
Ardagh Packaging Finance plc 4.13%, 8/15/2026 (a)	200	167
AT&T, Inc.
2.25%, 2/1/2032	6	5
3.50%, 6/1/2041	10	7
ATI, Inc. 5.88%, 12/1/2027	10	9
Audacy Capital Corp. 6.50%, 5/1/2027 (a)	41	10
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	85	76
Avient Corp. 7.13%, 8/1/2030 (a)	50	46
Avis Budget Car Rental LLC 5.75%, 7/15/2027 (a)	24	21
B&G Foods, Inc. 5.25%, 4/1/2025	146	127
Baker Hughes Holdings LLC 3.14%, 11/7/2029	5	4
Bank of America Corp.
Series U, (ICE LIBOR USD 3 Month + 3.14%), 5.20%, 6/1/2023 (b) (c) (d)	56	54
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (b) (c) (d)	137	132
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024 (b) (c) (d)	53	52
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (b) (c) (d)	29	28
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (b) (c) (d)	33	32
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (b) (c) (d)	177	174
Series RR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.76%), 4.38%, 1/27/2027 (b) (c) (d)	10	8
Series TT, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.13%, 4/27/2027 (b) (c) (d)	45	43
(SOFR + 0.96%), 1.73%, 7/22/2027 (d)	40	34
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028 (b) (c) (d)	82	70
(SOFR + 1.21%), 2.57%, 10/20/2032 (d)	10	8

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Bank of New York Mellon Corp. (The)
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 3.70%, 3/20/2026 (b) (c) (d)	20	18
Series F, (ICE LIBOR USD 3 Month + 3.13%), 4.62%, 9/20/2026 (b) (c) (d)	95	84
Bath & Body Works, Inc. 7.50%, 6/15/2029	100	91
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	26	15
8.50%, 1/31/2027 (a)	205	87
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	121	96
9.00%, 12/15/2025 (a)	68	43
5.75%, 8/15/2027 (a)	12	8
5.00%, 1/30/2028 (a)	340	125
5.25%, 1/30/2030 (a)	40	15
Becton Dickinson and Co. 2.82%, 5/20/2030	10	8
Berry Global, Inc.
4.88%, 7/15/2026 (a)	84	79
5.63%, 7/15/2027 (a)	20	19
Biogen, Inc. 2.25%, 5/1/2030	3	2
Block, Inc. 3.50%, 6/1/2031	150	116
Boston Properties LP, REIT 2.45%, 10/1/2033	5	3
Boyd Gaming Corp. 4.75%, 12/1/2027 (e)	70	62
BP Capital Markets America, Inc. 3.63%, 4/6/2030	3	3
Brink's Co. (The) 4.63%, 10/15/2027 (a)	75	67
Bristol-Myers Squibb Co. 4.13%, 6/15/2039	9	8
Broadcom, Inc. 4.30%, 11/15/2032	6	5
Buckeye Partners LP 3.95%, 12/1/2026	60	52
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	70	54
BWX Technologies, Inc. 4.13%, 4/15/2029 (a)	120	104
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	105	101
Callon Petroleum Co. 6.38%, 7/1/2026	6	5
Calpine Corp.
5.25%, 6/1/2026 (a)	29	27
4.50%, 2/15/2028 (a)	75	66
Capital One Financial Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (b) (c) (d)	64	50
Carnival Corp. 9.88%, 8/1/2027 (a)	115	113
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	29	26
CCO Holdings LLC
5.13%, 5/1/2027 (a)	158	143
5.00%, 2/1/2028 (a)	89	77
5.38%, 6/1/2029 (a)	270	236
4.75%, 3/1/2030 (a)	404	328
CDW LLC 4.25%, 4/1/2028	40	36
Cedar Fair LP
5.38%, 4/15/2027	3	3
5.25%, 7/15/2029	101	87
Centene Corp. 3.38%, 2/15/2030	330	270

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
CenterPoint Energy, Inc. (ICE LIBOR USD 3 Month + 3.27%), 6.13%, 9/1/2023 (b) (c) (d)	46	43
Central Garden & Pet Co. 5.13%, 2/1/2028	140	127
Charles Schwab Corp. (The)
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.38%, 6/1/2025 (b) (c) (d)	85	83
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (b) (c) (d)	26	21
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (b) (c) (d)	209	154
Chemours Co. (The)
5.38%, 5/15/2027	63	55
5.75%, 11/15/2028 (a)	32	26
Cheniere Energy Partners LP
4.50%, 10/1/2029	120	106
3.25%, 1/31/2032	35	27
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	55	53
Chevron Corp. 2.24%, 5/11/2030	5	4
Cigna Corp. 4.38%, 10/15/2028	15	14
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (b) (c) (d)	59	58
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (b) (c) (d)	158	147
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (b) (c) (d)	111	99
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (b) (c) (d)	64	51
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (b) (c) (d)	93	84
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (b) (c) (d)	114	96
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (b) (c) (d)	70	58
(ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (b) (c) (d)	98	94
(SOFR + 0.77%), 1.46%, 6/9/2027 (d)	35	30
Citizens Financial Group, Inc.
(ICE LIBOR USD 3 Month + 3.00%), 6.00%, 7/6/2023 (b) (c) (d)	23	21
(ICE LIBOR USD 3 Month + 3.16%), 6.37%, 4/6/2024 (b) (c) (d)	35	33
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.00%, 10/6/2026 (b) (c) (d)	55	44
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	70	58
Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/2027 (a)	35	30
Cleveland-Cliffs, Inc. 5.88%, 6/1/2027	110	99
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (d)	36	30
CNX Resources Corp. 7.25%, 3/14/2027 (a)	6	6
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	35	22
Comcast Corp.
4.15%, 10/15/2028	5	5
2.65%, 2/1/2030	5	4
Commercial Metals Co. 4.88%, 5/15/2023	19	19
CommScope Technologies LLC
6.00%, 6/15/2025 (a) (e)	97	86
5.00%, 3/15/2027 (a)	15	11
CommScope, Inc.
6.00%, 3/1/2026 (a)	35	32
8.25%, 3/1/2027 (a)	75	62
4.75%, 9/1/2029 (a)	75	61
Community Health Systems, Inc. 8.00%, 3/15/2026 (a)	176	152

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	90	83
Constellation Brands, Inc. 2.25%, 8/1/2031	10	8
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.87%, 12/15/2052 (a) (d)	42	38
Cox Communications, Inc. 4.80%, 2/1/2035 (a)	6	5
Crestwood Midstream Partners LP
5.75%, 4/1/2025	29	27
5.63%, 5/1/2027 (a)	10	9
8.00%, 4/1/2029 (a)	65	63
Crown Americas LLC 4.75%, 2/1/2026	26	24
Crown Castle, Inc., REIT 2.10%, 4/1/2031	16	12
CSC Holdings LLC
5.25%, 6/1/2024	157	145
5.75%, 1/15/2030 (a)	200	142
CSX Corp.
2.40%, 2/15/2030	3	2
4.10%, 11/15/2032	2	2
CVS Health Corp.
3.25%, 8/15/2029	5	4
2.13%, 9/15/2031	6	5
4.13%, 4/1/2040	6	5
2.70%, 8/21/2040	3	2
Dana, Inc. 5.38%, 11/15/2027	115	97
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	12	11
DaVita, Inc. 4.63%, 6/1/2030 (a)	140	108
DCP Midstream Operating LP 3.88%, 3/15/2023	38	38
Dell International LLC
6.02%, 6/15/2026	10	10
4.90%, 10/1/2026	5	5
Diamond Sports Group LLC 5.38%, 8/15/2026 (a) (e)	53	11
Directv Financing LLC 5.88%, 8/15/2027 (a)	100	86
Discovery Communications LLC 3.63%, 5/15/2030	5	4
DISH DBS Corp.
5.00%, 3/15/2023	223	219
5.88%, 11/15/2024	25	22
7.75%, 7/1/2026	125	96
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 4.65%, 12/15/2024 (b) (c) (d)	24	21
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (b) (c) (d)	45	38
Series C, 2.25%, 8/15/2031	3	2
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	150	127
Duke Energy Corp.
3.75%, 9/1/2046	3	2
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.25%, 1/15/2082 (d)	50	37
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	55	46
Edison International Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.90%), 5.00%, 12/15/2026 (b) (c) (d)	35	28
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	130	105

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Elevance Health, Inc. 2.88%, 9/15/2029	13	11
Embarq Corp. 8.00%, 6/1/2036	124	62
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	95	63
Encompass Health Corp. 4.50%, 2/1/2028	185	158
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	140	111
Energy Transfer LP
(ICE LIBOR USD 3 Month + 4.03%), 6.25%, 2/15/2023 (b) (c) (d)	27	22
4.20%, 4/15/2027	5	5
(ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028 (b) (c) (d)	65	48
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030 (b) (c) (d)	30	25
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (b) (c) (d)	30	22
4.15%, 6/1/2025	10	9
4.85%, 7/15/2026	58	53
5.60%, 4/1/2044	5	4
Entegris, Inc. 3.63%, 5/1/2029 (a)	125	99
Entergy Texas, Inc. 1.75%, 3/15/2031	5	4
Enterprise Products Operating LLC Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077 (d)	25	21
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	20	6
EOG Resources, Inc. 5.10%, 1/15/2036	3	3
Equitable Holdings, Inc. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.74%), 4.95%, 9/15/2025 (b) (c) (d)	5	5
ESC Co., Intelsat Jackson Holdings, Ltd. 9.75%, 7/15/2025 ‡ (i)	35	—
Evergy, Inc. 2.90%, 9/15/2029	5	4
Exela Intermediate LLC 11.50%, 7/15/2026 (a)	69	20
Exxon Mobil Corp. 4.23%, 3/19/2040	13	11
Fidelity National Information Services, Inc. 2.25%, 3/1/2031	5	4
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	21	21
Fiserv, Inc. 3.50%, 7/1/2029	10	9
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	200	181
4.54%, 8/1/2026	200	178
5.11%, 5/3/2029	275	239
Freeport-McMoRan, Inc.
5.00%, 9/1/2027	140	135
5.45%, 3/15/2043	5	4
Frontier Communications Holdings LLC 5.88%, 11/1/2029	4	4
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	45	35
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	50	32
Gartner, Inc. 4.50%, 7/1/2028 (a)	95	85
General Electric Co. (ICE LIBOR USD 3 Month + 3.33%), 6.62%, 12/15/2022 (b) (c) (d)	152	142
Genesis Energy LP
6.50%, 10/1/2025	5	5
6.25%, 5/15/2026	15	13
Gilead Sciences, Inc. 1.65%, 10/1/2030	16	12
Global Payments, Inc.
3.20%, 8/15/2029	10	8

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
2.90%, 11/15/2031	5	4
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (a)	50	46
Goldman Sachs Capital II (ICE LIBOR USD 3 Month + 0.77%), 4.00%, 12/31/2164 (b) (c) (d)	22	16
Goldman Sachs Group, Inc. (The)
Series S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 4.40%, 2/10/2025 (b) (c) (d)	5	4
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025 (b) (c) (d)	7	6
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (b) (c) (d)	69	53
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026 (b) (c) (d)	42	32
Series O, (ICE LIBOR USD 3 Month + 3.83%), 5.30%, 11/10/2026 (b) (c) (d)	21	19
(SOFR + 0.82%), 1.54%, 9/10/2027 (d)	10	8
(SOFR + 0.91%), 1.95%, 10/21/2027 (d)	5	4
(SOFR + 1.26%), 2.65%, 10/21/2032 (d)	5	4
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026 (e)	47	44
5.00%, 7/15/2029	10	8
Gray Television, Inc.
5.88%, 7/15/2026 (a)	20	18
7.00%, 5/15/2027 (a)	45	42
Griffon Corp. 5.75%, 3/1/2028	95	82
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	75	75
Hanesbrands, Inc. 4.88%, 5/15/2026 (a)	60	54
Harsco Corp. 5.75%, 7/31/2027 (a)	9	6
HCA, Inc.
5.88%, 2/15/2026	285	281
5.63%, 9/1/2028	274	261
2.38%, 7/15/2031	10	7
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	28	25
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	100	81
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	70	61
Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030	24	21
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	32	29
Hologic, Inc.
4.63%, 2/1/2028 (a)	25	23
3.25%, 2/15/2029 (a)	75	61
Home Depot, Inc. (The) 4.95%, 9/15/2052	2	2
Howmet Aerospace, Inc.
5.13%, 10/1/2024	107	105
5.90%, 2/1/2027	8	8
5.95%, 2/1/2037	34	31
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	145	132
Huntington Bancshares, Inc. Series E, (ICE LIBOR USD 3 Month + 2.88%), 5.70%, 4/15/2023 (b) (c) (d)	23	21
Hyundai Capital America
1.65%, 9/17/2026 (a)	5	4
2.10%, 9/15/2028 (a)	5	4
Icahn Enterprises LP
4.75%, 9/15/2024	70	65
6.38%, 12/15/2025	22	21

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
IEA Energy Services LLC 6.63%, 8/15/2029 (a)	50	49
iHeartCommunications, Inc.
6.38%, 5/1/2026	57	53
8.38%, 5/1/2027 (e)	98	82
5.25%, 8/15/2027 (a)	18	15
ILFC E-Capital Trust I 5.12%, 12/21/2065 (a) (j)	100	65
Imola Merger Corp. 4.75%, 5/15/2029 (a)	110	93
Intel Corp. 2.00%, 8/12/2031	3	2
IQVIA, Inc. 5.00%, 5/15/2027 (a)	200	186
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	84	75
5.25%, 3/15/2028 (a)	48	42
ITC Holdings Corp. 2.95%, 5/14/2030 (a)	5	4
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	31	29
JBS USA LUX SA 5.50%, 1/15/2030 (a)	42	39
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	80	65
Kansas City Southern 3.50%, 5/1/2050	5	3
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	100	76
Keurig Dr Pepper, Inc. 3.20%, 5/1/2030	11	9
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (d)	5	5
Kraft Heinz Foods Co. 3.75%, 4/1/2030	5	4
Kroger Co. (The) 1.70%, 1/15/2031	6	4
L3Harris Technologies, Inc. 1.80%, 1/15/2031	5	4
LABL, Inc. 6.75%, 7/15/2026 (a)	100	91
Ladder Capital Finance Holdings LLLP, REIT 5.25%, 10/1/2025 (a)	48	44
Lamar Media Corp. 4.88%, 1/15/2029	85	76
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	100	85
Lear Corp. 2.60%, 1/15/2032	5	4
Lennar Corp.
4.50%, 4/30/2024	15	15
5.88%, 11/15/2024	45	45
4.75%, 5/30/2025	5	5
5.25%, 6/1/2026	14	14
5.00%, 6/15/2027	20	19
Liberty Interactive LLC 8.25%, 2/1/2030	35	22
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	33	31
6.50%, 5/15/2027 (a)	165	159
Lowe's Cos., Inc. 3.70%, 4/15/2046	6	4
Lumen Technologies, Inc.
Series W, 6.75%, 12/1/2023	28	29
Series Y, 7.50%, 4/1/2024	2	2
4.00%, 2/15/2027 (a)	75	63
Series G, 6.88%, 1/15/2028	160	137
Madison IAQ LLC 4.13%, 6/30/2028 (a)	115	92
MasTec, Inc. 4.50%, 8/15/2028 (a)	95	83
Matador Resources Co. 5.88%, 9/15/2026	55	53

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Mattel, Inc. 3.15%, 3/15/2023	37	36
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	227	216
McDonald's Corp. 3.70%, 2/15/2042	6	5
MDC Holdings, Inc. 2.50%, 1/15/2031	5	3
Medline Borrower LP 3.88%, 4/1/2029 (a)	100	80
Mellon Capital IV (ICE LIBOR USD 3 Month + 0.57%), 4.09%, 12/31/2164 (b) (c) (d)	18	13
MetLife Capital Trust IV 7.88%, 12/15/2037 (a)	100	107
MetLife, Inc.
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 3.85%, 9/15/2025 (b) (c) (d)	76	68
(ICE LIBOR USD 3 Month + 2.96%), 5.87%, 3/15/2028 (b) (c) (d)	44	40
6.40%, 12/15/2036	108	104
MGM Resorts International 4.63%, 9/1/2026	200	177
Midcontinent Communications 5.38%, 8/15/2027 (a)	17	15
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	5	4
Mondelez International, Inc. 1.50%, 2/4/2031	6	4
Morgan Stanley
Series N, (ICE LIBOR USD 3 Month + 3.16%), 5.30%, 12/15/2025 (b) (c) (d)	8	8
Series M, (ICE LIBOR USD 3 Month + 4.44%), 5.87%, 9/15/2026 (b) (c) (d)	24	23
(SOFR + 0.86%), 1.51%, 7/20/2027 (d)	20	17
MPLX LP 4.50%, 4/15/2038	3	2
National Rural Utilities Cooperative Finance Corp. (ICE LIBOR USD 3 Month + 3.63%), 5.25%, 4/20/2046 (d)	20	18
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	95	81
NCR Corp.
5.75%, 9/1/2027 (a)	25	23
6.13%, 9/1/2029 (a)	105	90
Netflix, Inc.
5.88%, 2/15/2025	100	100
4.88%, 4/15/2028	20	19
5.88%, 11/15/2028	60	59
New Albertsons LP
7.75%, 6/15/2026	5	5
6.63%, 6/1/2028	15	14
7.45%, 8/1/2029	21	21
8.00%, 5/1/2031	80	79
Newell Brands, Inc. 4.45%, 4/1/2026 (g)	150	138
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	43	40
4.75%, 11/1/2028 (a)	55	47
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 2.07%), 4.34%, 10/1/2066 (d)	47	39
(ICE LIBOR USD 3 Month + 2.13%), 5.42%, 6/15/2067 (d)	64	54
(ICE LIBOR USD 3 Month + 3.16%), 5.65%, 5/1/2079 (d)	28	24
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 3.80%, 3/15/2082 (d)	34	27
NextEra Energy Operating Partners LP
4.25%, 7/15/2024 (a)	23	22
4.25%, 9/15/2024 (a)	4	4
4.50%, 9/15/2027 (a)	8	7

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (a)	10	10
Nielsen Finance LLC 4.50%, 7/15/2029 (a)	95	95
NiSource, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.84%), 5.65%, 6/15/2023 (b) (c) (d)	62	57
1.70%, 2/15/2031	10	7
Nissan Motor Acceptance Co. LLC 2.45%, 9/15/2028 (a)	10	8
Norfolk Southern Corp. 2.30%, 5/15/2031	3	2
Northrop Grumman Corp. 5.15%, 5/1/2040	13	12
NRG Energy, Inc.
6.63%, 1/15/2027	3	3
5.75%, 1/15/2028	12	11
5.25%, 6/15/2029 (a)	136	119
NuStar Logistics LP
6.00%, 6/1/2026	12	11
5.63%, 4/28/2027	30	26
Occidental Petroleum Corp.
8.88%, 7/15/2030	115	128
6.63%, 9/1/2030	180	183
Oceaneering International, Inc. 6.00%, 2/1/2028	14	11
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	85	73
OneMain Finance Corp.
5.63%, 3/15/2023	27	27
6.13%, 3/15/2024	20	19
6.88%, 3/15/2025	45	42
7.13%, 3/15/2026	52	47
6.63%, 1/15/2028	33	28
Oracle Corp.
3.90%, 5/15/2035	7	5
3.85%, 7/15/2036	2	1
Organon & Co. 5.13%, 4/30/2031 (a)	200	164
Outfront Media Capital LLC 5.00%, 8/15/2027 (a)	15	13
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	200	168
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	12	9
Paramount Global
4.20%, 5/19/2032	6	5
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (d)	103	89
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.37%, 3/30/2062 (d)	70	60
PBF Logistics LP 6.88%, 5/15/2023	7	7
Penske Automotive Group, Inc. 3.75%, 6/15/2029	75	60
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	20	18
PG&E Corp. 5.00%, 7/1/2028	110	95
Philip Morris International, Inc. 3.38%, 8/15/2029	10	9
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (a)	39	38
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022 (b) (c) (d)	14	11
PNC Financial Services Group, Inc. (The)
Series O, (ICE LIBOR USD 3 Month + 3.68%), 6.46%, 11/1/2022 (b) (c) (d)	68	68
Series R, (ICE LIBOR USD 3 Month + 3.04%), 4.85%, 6/1/2023 (b) (c) (d)	64	58

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (b) (c) (d)	110	82
Series S, (ICE LIBOR USD 3 Month + 3.30%), 5.00%, 11/1/2026 (b) (c) (d)	14	12
Series V, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.24%), 6.20%, 9/15/2027 (b) (c) (d)	60	57
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	8	8
5.50%, 12/15/2029 (a)	140	121
PPL Capital Funding, Inc. Series A, (ICE LIBOR USD 3 Month + 2.67%), 6.34%, 3/30/2067 (d)	87	73
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	80	75
3.38%, 8/31/2027 (a)	25	21
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (b) (c) (d)	53	49
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043 (d)	116	114
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.12%, 3/1/2052 (d)	30	26
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.00%, 9/1/2052 (d)	30	28
Public Service Co. of Oklahoma Series J, 2.20%, 8/15/2031	10	8
Radian Group, Inc.
4.50%, 10/1/2024	40	38
4.88%, 3/15/2027	12	11
Range Resources Corp. 4.88%, 5/15/2025	85	80
Raytheon Technologies Corp. 4.15%, 5/15/2045	10	8
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	13	10
RHP Hotel Properties LP, REIT 4.75%, 10/15/2027	98	85
Rite Aid Corp. 8.00%, 11/15/2026 (a)	140	99
Rocket Mortgage LLC 3.88%, 3/1/2031 (a)	110	80
Royal Caribbean Cruises Ltd.
9.13%, 6/15/2023 (a)	90	92
11.50%, 6/1/2025 (a)	67	71
Royalty Pharma plc 2.15%, 9/2/2031	4	3
S&P Global, Inc. 2.90%, 3/1/2032 (a)	5	4
Sabre GLBL, Inc. 9.25%, 4/15/2025 (a)	110	105
SBA Communications Corp., REIT 3.13%, 2/1/2029	105	84
Scotts Miracle-Gro Co. (The) 5.25%, 12/15/2026 (e)	125	113
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	70	61
Seagate HDD Cayman 4.88%, 6/1/2027	95	86
Sealed Air Corp. 5.13%, 12/1/2024 (a)	20	19
Sempra Energy
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.88%, 10/15/2025 (b) (c) (d)	105	97
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.12%, 4/1/2052 (d)	71	55
Sensata Technologies BV
5.63%, 11/1/2024 (a)	125	124
5.00%, 10/1/2025 (a)	30	29
Service Corp. International
4.63%, 12/15/2027	12	11
5.13%, 6/1/2029	5	5
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	15	14

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	53	49
5.50%, 7/1/2029 (a)	161	145
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (a)	12	11
5.50%, 4/15/2027 (a) (e)	102	90
SM Energy Co.
6.75%, 9/15/2026	12	12
6.63%, 1/15/2027	16	15
Southern California Edison Co. Series E, (ICE LIBOR USD 3 Month + 4.20%), 6.98%, 12/31/2164 (b) (c) (d)	12	11
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	2	1
Southwestern Energy Co. 7.75%, 10/1/2027	135	137
Spectrum Brands, Inc.
5.75%, 7/15/2025	8	8
5.00%, 10/1/2029 (a)	31	25
Sprint Capital Corp. 8.75%, 3/15/2032	197	228
Sprint Corp.
7.88%, 9/15/2023	227	229
7.13%, 6/15/2024	71	72
7.63%, 2/15/2025	194	199
7.63%, 3/1/2026	39	40
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	93	85
Stagwell Global LLC 5.63%, 8/15/2029 (a)	70	58
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	18	16
4.75%, 1/15/2028 (a)	77	65
Stanley Black & Decker, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.00%, 3/15/2060 (d)	10	9
Staples, Inc.
7.50%, 4/15/2026 (a)	95	80
10.75%, 4/15/2027 (a)	85	63
Starbucks Corp. 2.55%, 11/15/2030	13	11
State Street Corp.
(ICE LIBOR USD 3 Month + 2.54%), 5.63%, 12/15/2023 (b) (c) (d)	31	29
(SOFR + 0.73%), 2.20%, 2/7/2028 (d)	10	9
Station Casinos LLC 4.50%, 2/15/2028 (a)	70	57
Steel Dynamics, Inc. 5.00%, 12/15/2026	15	15
Stericycle, Inc. 3.88%, 1/15/2029 (a)	150	124
Summit Materials LLC 6.50%, 3/15/2027 (a)	45	43
Sunoco LP
6.00%, 4/15/2027	71	68
5.88%, 3/15/2028	3	3
SVB Financial Group
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.00%, 5/15/2026 (b) (c) (d)	92	70
Series D, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.07%), 4.25%, 11/15/2026 (b) (c) (d)	20	15
Sysco Corp.
3.25%, 7/15/2027	15	14
2.40%, 2/15/2030	6	5

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	5	5
Tallgrass Energy Partners LP 5.50%, 1/15/2028 (a)	5	4
Targa Resources Partners LP 6.50%, 7/15/2027	191	189
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	150	118
Tenet Healthcare Corp.
4.63%, 7/15/2024	29	28
4.63%, 9/1/2024 (a)	11	11
4.88%, 1/1/2026 (a)	163	151
6.25%, 2/1/2027 (a)	30	28
5.13%, 11/1/2027 (a)	189	170
TerraForm Power Operating LLC 5.00%, 1/31/2028 (a)	29	26
T-Mobile USA, Inc.
2.25%, 11/15/2031	10	8
4.38%, 4/15/2040	6	5
3.00%, 2/15/2041	6	4
TransDigm, Inc. 6.25%, 3/15/2026 (a)	184	178
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	26	25
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	44	40
Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	15	14
Travel + Leisure Co.
5.65%, 4/1/2024 (g)	17	17
6.60%, 10/1/2025 (g)	16	16
6.00%, 4/1/2027 (g)	25	23
TriMas Corp. 4.13%, 4/15/2029 (a)	54	46
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	52	42
Truist Financial Corp.
Series M, (ICE LIBOR USD 3 Month + 2.79%), 5.12%, 12/15/2027 (b) (c) (d)	6	5
Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030 (b) (c) (d)	123	109
Uber Technologies, Inc. 7.50%, 5/15/2025 (a)	65	65
UDR, Inc., REIT 3.20%, 1/15/2030	5	4
Union Pacific Corp. 3.70%, 3/1/2029	10	9
United Airlines Holdings, Inc.
5.00%, 2/1/2024 (e)	33	31
4.88%, 1/15/2025 (e)	28	26
United Airlines, Inc. 4.38%, 4/15/2026 (a)	70	62
United Rentals North America, Inc.
5.50%, 5/15/2027	6	6
4.88%, 1/15/2028	240	220
UnitedHealth Group, Inc. 4.20%, 5/15/2032	5	5
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	70	57
US Bancorp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.54%), 3.70%, 1/15/2027 (b) (c) (d)	60	45
Series J, (ICE LIBOR USD 3 Month + 2.91%), 5.30%, 4/15/2027 (b) (c) (d)	8	7
Ventas Realty LP, REIT 4.00%, 3/1/2028	5	5
Verizon Communications, Inc.
4.40%, 11/1/2034	8	7
4.27%, 1/15/2036	6	5

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
3.85%, 11/1/2042	3	2
VICI Properties LP
4.25%, 12/1/2026 (a)	75	68
5.75%, 2/1/2027 (a)	23	22
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (a) (b) (c) (d)	14	12
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	20	19
5.63%, 2/15/2027 (a)	130	122
Warnermedia Holdings, Inc.
3.76%, 3/15/2027 (a)	5	4
4.28%, 3/15/2032 (a)	5	4
WEC Energy Group, Inc. 1.80%, 10/15/2030	5	4
Weekley Homes LLC 4.88%, 9/15/2028 (a)	100	81
Wells Fargo & Co.
Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 6/15/2024 (b) (c) (d)	53	48
(ICE LIBOR USD 3 Month + 3.99%), 5.87%, 6/15/2025 (b) (c) (d)	13	13
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (b) (c) (d)	262	222
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	40	40
7.25%, 6/15/2028 (a)	125	122
Western Midstream Operating LP 4.75%, 8/15/2028	135	123
William Carter Co. (The) 5.63%, 3/15/2027 (a)	73	68
Williams Cos., Inc. (The) 2.60%, 3/15/2031	5	4
WP Carey, Inc., REIT 2.40%, 2/1/2031	5	4
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	35	33
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	224	181
Xerox Corp. 4.62%, 3/15/2023 (g)	9	9
XPO Logistics, Inc. 6.25%, 5/1/2025 (a)	29	29
Yum! Brands, Inc. 4.75%, 1/15/2030 (a)	24	21
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	140	112
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	5	4
Zoetis, Inc. 2.00%, 5/15/2030	6	5
		26,323
Total Corporate Bonds (Cost $35,745)		30,432
	SHARES (000)
Common Stocks — 34.3%
Australia — 0.7%
Adbri Ltd.	5	6
AGL Energy Ltd.	15	66
Alumina Ltd.	3	3
APA Group	3	21
Bendigo & Adelaide Bank Ltd.	4	22
BHP Group Ltd.	2	37
Charter Hall Long Wale, REIT	8	21

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Australia — continued
CSR Ltd.	7	20
Glencore plc	9	48
Goodman Group, REIT	3	29
Insignia Financial Ltd.	11	20
Mirvac Group, REIT	27	34
Rio Tinto Ltd.	2	103
Rio Tinto plc	2	103
Sonic Healthcare Ltd.	1	26
Telstra Corp. Ltd.	9	22
Woodside Energy Group Ltd.	2	36
Woolworths Group Ltd.	2	37
		654
Austria — 0.1%
ANDRITZ AG	1	21
BAWAG Group AG * (h)	—	20
Erste Group Bank AG	—	10
Mondi plc	1	17
OMV AG	1	17
		85
Belgium — 0.2%
Ageas SA	1	16
Cofinimmo SA, REIT	—	20
Euronav NV	2	29
KBC Group NV	1	54
Melexis NV	—	12
Proximus SADP	2	19
Warehouses De Pauw CVA, REIT	1	23
		173
Brazil — 0.3%
B3 SA - Brasil Bolsa Balcao	47	115
BB Seguridade Participacoes SA	6	27
EDP - Energias do Brasil SA	8	32
Itau Unibanco Holding SA (Preference) *	13	68
Yara International ASA	—	11
		253
Canada — 2.1%
Algonquin Power & Utilities Corp.	2	20
Allied Properties, REIT	2	33
AltaGas Ltd.	1	18
Atco Ltd., Class I	1	21
Bank of Nova Scotia (The)	1	46
Barrick Gold Corp.	3	46
BCE, Inc.	2	77
Canadian Imperial Bank of Commerce	1	52
Canadian National Railway Co.	1	120

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Canada — continued
Canadian Natural Resources Ltd.	—	22
Canadian Tire Corp. Ltd., Class A	—	23
Canadian Utilities Ltd., Class A	3	73
Capital Power Corp.	1	22
Chartwell Retirement Residences	2	15
Emera, Inc.	1	23
Enbridge, Inc.	2	83
Fortis, Inc.	2	77
Gibson Energy, Inc.	1	20
Great-West Lifeco, Inc.	2	53
Hydro One Ltd. (h)	3	73
IGM Financial, Inc.	2	39
Keyera Corp.	1	23
Manulife Financial Corp.	4	56
Northland Power, Inc.	1	22
Nutrien Ltd.	1	62
Pembina Pipeline Corp.	3	80
Power Corp. of Canada	2	52
Restaurant Brands International, Inc.	1	60
Rogers Communications, Inc., Class B	1	53
Shaw Communications, Inc., Class B	2	59
Sienna Senior Living, Inc.	2	16
Superior Plus Corp.	2	18
TC Energy Corp.	4	153
TELUS Corp.	4	79
Thomson Reuters Corp.	—	—
Toronto-Dominion Bank (The)	2	124
TransAlta Renewables, Inc.	2	18
		1,831
Chile — 0.0% ^
Banco Santander Chile, ADR	3	42
China — 1.7%
China Construction Bank Corp., Class H	139	81
China Merchants Bank Co. Ltd., Class H	19	87
China Petroleum & Chemical Corp., Class H	182	78
China Resources Gas Group Ltd.	12	38
China Resources Land Ltd.	20	78
Fuyao Glass Industry Group Co. Ltd., Class A	4	22
Fuyao Glass Industry Group Co. Ltd., Class H (h)	14	55
Guangdong Investment Ltd.	32	26
Haier Smart Home Co. Ltd., Class H	35	105
Huayu Automotive Systems Co. Ltd., Class A	19	44
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	30	139
Joyoung Co. Ltd., Class A	8	16
Midea Group Co. Ltd., Class A	11	77
NetEase, Inc.	8	115

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
NXP Semiconductors NV	1	99
Ping An Insurance Group Co. of China Ltd., Class H	15	74
Postal Savings Bank of China Co. Ltd., Class H (h)	38	22
Tingyi Cayman Islands Holding Corp.	45	77
Topsports International Holdings Ltd. (h)	36	25
Wilmar International Ltd.	9	24
Wuliangye Yibin Co. Ltd., Class A	3	80
Xinyi Glass Holdings Ltd.	26	38
Yum China Holdings, Inc.	1	33
Zhejiang Supor Co. Ltd., Class A	6	42
		1,475
Denmark — 0.4%
AP Moller - Maersk A/S, Class B	—	44
Carlsberg A/S, Class B	1	118
D/S Norden A/S	1	22
Novo Nordisk A/S, Class B	1	145
Topdanmark A/S	—	11
		340
Egypt — 0.0% ^
Energean plc	1	20
Finland — 0.4%
Elisa OYJ	1	42
Fortum OYJ	1	21
Nordea Bank Abp	17	147
Orion OYJ, Class B	2	65
Sampo OYJ, Class A	1	23
Wartsila OYJ Abp	4	26
		324
France — 1.3%
AXA SA	1	32
BNP Paribas SA	1	39
Capgemini SE	1	87
Cie Generale des Etablissements Michelin SCA	3	62
Covivio, REIT	—	19
Danone SA	1	61
Eiffage SA	—	16
Engie SA	4	46
Gaztransport Et Technigaz SA	—	23
Klepierre SA, REIT *	3	52
L'Oreal SA	—	38
LVMH Moet Hennessy Louis Vuitton SE	—	178
Orange SA	5	46
Pernod Ricard SA	—	29
Publicis Groupe SA	1	26
Rexel SA	1	14

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
Rubis SCA	1	18
Sanofi	1	43
Societe Generale SA	1	19
TotalEnergies SE	2	107
Vinci SA	2	144
Vivendi SE	5	40
		1,139
Germany — 1.1%
Allianz SE (Registered)	1	186
Aroundtown SA	2	4
BASF SE	1	31
Bayer AG (Registered)	—	21
Bayerische Motoren Werke AG	—	28
Covestro AG (h)	1	21
Deutsche Post AG (Registered)	4	107
Deutsche Telekom AG (Registered)	8	140
E.ON SE	2	17
Freenet AG	1	27
LEG Immobilien SE	—	24
Mercedes-Benz Group AG	1	36
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1	156
Telefonica Deutschland Holding AG	33	66
Vonovia SE	3	66
		930
Hong Kong — 0.4%
CK Asset Holdings Ltd.	5	30
CK Infrastructure Holdings Ltd.	4	20
CLP Holdings Ltd.	3	23
Hang Lung Properties Ltd.	8	13
Hang Seng Bank Ltd.	3	50
HK Electric Investments & HK Electric Investments Ltd. (h)	6	4
HKBN Ltd.	16	12
HKT Trust & HKT Ltd.	50	59
Hong Kong Exchanges & Clearing Ltd.	2	64
New World Development Co. Ltd.	8	23
PCCW Ltd.	33	15
Power Assets Holdings Ltd.	5	23
VTech Holdings Ltd.	4	20
WH Group Ltd. (h)	28	18
Yue Yuen Industrial Holdings Ltd.	14	18
		392
India — 0.2%
Infosys Ltd., ADR	11	180

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Indonesia — 0.3%
Bank Rakyat Indonesia Persero Tbk. PT	493	144
Telkom Indonesia Persero Tbk. PT, ADR	5	160
		304
Italy — 0.4%
A2A SpA	47	46
ACEA SpA	1	9
Assicurazioni Generali SpA	3	42
Banca Mediolanum SpA	5	30
Enel SpA	4	15
Eni SpA	3	30
ERG SpA	—	2
Hera SpA	8	16
Intesa Sanpaolo SpA	31	51
Iren SpA	9	12
Italgas SpA	4	18
Mediobanca Banca di Credito Finanziario SpA	2	14
Poste Italiane SpA (h)	2	14
Snam SpA	8	34
Terna - Rete Elettrica Nazionale	3	21
UniCredit SpA	2	23
Unipol Gruppo SpA	3	11
		388
Japan — 1.8%
Aozora Bank Ltd.	2	38
ARTERIA Networks Corp.	2	15
Bridgestone Corp.	2	58
Canon, Inc.	1	22
Chubu Electric Power Co., Inc.	3	22
Chugoku Electric Power Co., Inc. (The)	3	16
Comforia Residential REIT, Inc., REIT	—	23
Dai Nippon Printing Co. Ltd.	2	30
Daiwa House Industry Co. Ltd.	1	20
Daiwa House REIT Investment Corp., REIT	—	27
Electric Power Development Co. Ltd.	3	45
ENEOS Holdings, Inc.	5	16
FANUC Corp.	1	98
Frontier Real Estate Investment Corp., REIT	—	30
Hokkaido Electric Power Co., Inc.	3	9
Idemitsu Kosan Co. Ltd.	2	39
Japan Metropolitan Fund Invest, REIT	—	35
Japan Post Holdings Co. Ltd.	7	48
Japan Tobacco, Inc.	2	33
JFE Holdings, Inc.	2	20
Kansai Electric Power Co., Inc. (The)	6	50
KDDI Corp.	1	23
Kenedix Office Investment Corp., REIT	—	28

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Konica Minolta, Inc.	8	23
Kyushu Railway Co.	2	35
Mitsubishi Chemical Group Corp.	10	46
Mitsui Fudosan Logistics Park, Inc., REIT	—	24
Nippon Accommodations Fund, Inc., REIT	—	41
Nippon Prologis REIT, Inc., REIT	—	26
Nippon Telegraph & Telephone Corp.	2	65
Okinawa Electric Power Co., Inc. (The)	1	9
Osaka Gas Co. Ltd.	—	6
Sharp Corp.	2	13
Shin-Etsu Chemical Co. Ltd.	1	79
SoftBank Corp.	7	74
Sumitomo Forestry Co. Ltd.	1	15
Takeda Pharmaceutical Co. Ltd.	2	42
Tohoku Electric Power Co., Inc.	9	44
Tokio Marine Holdings, Inc.	6	101
Tokyo Electron Ltd.	—	74
Tokyo Gas Co. Ltd.	—	5
Toyota Motor Corp.	5	71
United Urban Investment Corp., REIT	—	19
		1,557
Luxembourg — 0.0% ^
Intelsat SA ‡	—	10
SES SA, ADR	3	13
		23
Mexico — 0.4%
Bolsa Mexicana de Valores SAB de CV	6	10
Grupo Financiero Banorte SAB de CV, Class O	15	98
Grupo Mexico SAB de CV	9	32
Kimberly-Clark de Mexico SAB de CV, Class A	21	28
Wal-Mart de Mexico SAB de CV	44	153
		321
Netherlands — 0.3%
ABN AMRO Bank NV, CVA (h)	1	12
ASML Holding NV	—	29
ASR Nederland NV	—	15
CTP NV (h)	2	23
ING Groep NV	3	22
Koninklijke Ahold Delhaize NV	1	28
Koninklijke KPN NV	13	35
NN Group NV	1	16
OCI NV	1	20
Randstad NV	—	17
Shell plc	4	92
		309

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
New Zealand — 0.1%
Contact Energy Ltd.	8	35
Spark New Zealand Ltd.	20	54
		89
Norway — 0.3%
Aker BP ASA	1	30
DNB Bank ASA	2	37
Elkem ASA (h)	3	11
Elmera Group ASA (a)	2	3
Equinor ASA	1	37
FLEX LNG Ltd.	—	10
Gjensidige Forsikring ASA	1	17
Mowi ASA	1	11
Norsk Hydro ASA	4	19
SFL Corp. Ltd.	2	22
Telenor ASA	8	69
		266
Peru — 0.1%
Southern Copper Corp.	1	63
Poland — 0.0% ^
Powszechny Zaklad Ubezpieczen SA	7	33
Portugal — 0.1%
EDP - Energias de Portugal SA	5	20
Galp Energia SGPS SA	2	19
Jeronimo Martins SGPS SA	1	11
Navigator Co. SA (The)	3	11
NOS SGPS SA	5	16
Redes Energeticas Nacionais SGPS SA	3	8
		85
Russia — 0.0% ^
Moscow Exchange MICEX-RTS PJSC ‡	22	1
Severstal PAO, GDR ‡ (h)	1	—
Severstal PAO, GDR ‡ (h)	—	—
		1
Saudi Arabia — 0.1%
Al Rajhi Bank	2	52
Singapore — 0.3%
BW LPG Ltd. (h)	3	25
CapitaLand Integrated Commercial Trust, REIT	40	53
CapLand Ascendas, REIT	13	24
DBS Group Holdings Ltd.	5	116
Digital Core REIT Management Pte. Ltd., REIT	23	16
Keppel Infrastructure Trust	35	13
NETLINK NBN TRUST (h)	30	19

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Singapore — continued
Singapore Telecommunications Ltd.	14	25
StarHub Ltd.	12	9
		300
South Africa — 0.4%
Anglo American plc	2	59
AVI Ltd.	3	11
Bid Corp. Ltd.	3	51
Sanlam Ltd.	24	69
SPAR Group Ltd. (The)	1	5
Standard Bank Group Ltd.	8	58
Vodacom Group Ltd.	11	76
		329
South Korea — 0.5%
ESR Kendall Square REIT Co. Ltd., REIT	6	22
KB Financial Group, Inc.	2	48
Korea Gas Corp.	—	7
LG Uplus Corp.	3	18
NCSoft Corp.	—	19
Samsung Electronics Co. Ltd.	7	261
SK Telecom Co. Ltd., ADR	1	14
SK Telecom Co. Ltd.	1	42
		431
Spain — 0.9%
ACS Actividades de Construccion y Servicios SA	1	15
Atlantica Sustainable Infrastructure plc	1	18
Banco Bilbao Vizcaya Argentaria SA	8	36
Banco Santander SA	12	28
CaixaBank SA	8	26
Cellnex Telecom SA (h)	1	28
Cia de Distribucion Integral Logista Holdings SA	1	15
Enagas SA	4	56
Endesa SA	4	64
Iberdrola SA	19	182
Industria de Diseno Textil SA	1	22
Mapfre SA	6	10
Merlin Properties Socimi SA, REIT	2	20
Naturgy Energy Group SA	4	84
Red Electrica Corp. SA	2	30
Repsol SA	4	48
Telefonica SA	19	63
		745
Sweden — 0.5%
Boliden AB	1	24
Hexpol AB	1	12
Orron Energy ab	5	9

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Sweden — continued
Samhallsbyggnadsbolaget i Norden AB	15	16
Skandinaviska Enskilda Banken AB, Class A	2	20
SSAB AB, Class B	4	19
Svenska Handelsbanken AB, Class A	2	18
Tele2 AB, Class B	10	86
Telia Co. AB	10	28
Volvo AB, Class B	13	183
		415
Switzerland — 0.5%
ABB Ltd. (Registered)	1	20
Cie Financiere Richemont SA (Registered)	—	33
Novartis AG (Registered)	2	123
Swisscom AG (Registered)	—	20
UBS Group AG (Registered)	3	39
Zurich Insurance Group AG	—	181
		416
Taiwan — 0.8%
Accton Technology Corp.	3	24
ASE Technology Holding Co. Ltd.	17	42
Chailease Holding Co. Ltd.	4	20
Delta Electronics, Inc.	7	52
MediaTek, Inc.	1	21
Mega Financial Holding Co. Ltd.	17	17
Novatek Microelectronics Corp.	8	54
President Chain Store Corp.	10	90
Quanta Computer, Inc.	5	13
Realtek Semiconductor Corp.	2	14
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1	31
Taiwan Semiconductor Manufacturing Co. Ltd.	19	258
Vanguard International Semiconductor Corp.	16	33
Wiwynn Corp.	—	7
		676
Thailand — 0.1%
SCB X PCL	21	57
Siam Cement PCL (The) (Registered)	4	35
		92
United Kingdom — 2.2%
AstraZeneca plc	2	206
Aviva plc	4	19
Balfour Beatty plc	4	14
Barclays plc	21	34
Barratt Developments plc	12	44
Berkeley Group Holdings plc	—	17
Big Yellow Group plc, REIT	2	20
BP plc	23	111

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
BT Group plc	5	6
Centrica plc	20	16
Coca-Cola Europacific Partners plc	1	31
Diageo plc	5	195
Direct Line Insurance Group plc	15	31
Drax Group plc	2	12
Grafton Group plc	1	9
Hays plc	11	13
HSBC Holdings plc	12	61
IG Group Holdings plc	2	15
Imperial Brands plc	3	64
InterContinental Hotels Group plc	1	65
Legal & General Group plc	8	20
Lloyds Banking Group plc	63	28
LondonMetric Property plc, REIT	14	27
Man Group plc	8	20
National Grid plc	5	56
NatWest Group plc	9	22
OSB Group plc	2	11
Pagegroup plc	2	8
Pearson plc	2	16
Persimmon plc	3	47
Reckitt Benckiser Group plc	—	33
RELX plc	6	147
Safestore Holdings plc, REIT	3	24
Sage Group plc (The)	7	55
Severn Trent plc	1	19
SSE plc	6	95
Taylor Wimpey plc	25	25
Tesco plc	8	17
Tritax EuroBox plc (h)	13	9
Unilever plc	2	82
UNITE Group plc (The), REIT	2	22
United Utilities Group plc	2	19
Vistry Group plc	2	10
Vodafone Group plc	43	48
WPP plc	5	41
		1,884
United States — 15.3%
3M Co.	—	50
AbbVie, Inc.	3	440
AGNC Investment Corp., REIT	6	47
Alexandria Real Estate Equities, Inc., REIT	1	76
Altria Group, Inc.	1	51
American Electric Power Co., Inc.	—	22
American Tower Corp., REIT	—	43
Americold Realty Trust, Inc., REIT	2	47

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Amgen, Inc.	—	58
Analog Devices, Inc.	1	97
Annaly Capital Management, Inc., REIT	3	43
AT&T, Inc.	5	71
Avangrid, Inc.	1	35
Avista Corp.	1	22
Baker Hughes Co.	2	50
Bank of America Corp.	4	119
BlackRock, Inc.	—	110
Boston Properties, Inc., REIT	1	54
Brandywine Realty Trust	4	27
Bristol-Myers Squibb Co.	5	345
Camden Property Trust, REIT	1	81
Campbell Soup Co.	1	64
Cardinal Health, Inc.	1	65
CenterPoint Energy, Inc.	4	127
CF Industries Holdings, Inc.	1	62
Chesapeake Energy Corp.	—	7
Chevron Corp.	1	93
Chord Energy Corp.	1	181
Cisco Systems, Inc.	1	55
Clear Channel Outdoor Holdings, Inc.	5	7
Clearway Energy, Inc., Class C	1	19
Clorox Co. (The)	—	59
CME Group, Inc.	1	167
Coca-Cola Co. (The)	6	365
Cogent Communications Holdings, Inc.	—	19
Comcast Corp., Class A	4	123
Comerica, Inc.	1	57
Conagra Brands, Inc.	—	6
Consolidated Edison, Inc.	1	58
Coterra Energy, Inc.	2	51
Crown Castle, Inc., REIT	—	19
Cummins, Inc.	—	49
Deere & Co.	—	74
DHT Holdings, Inc.	3	22
Digital Realty Trust, Inc., REIT	—	46
Douglas Emmett, Inc., REIT	2	32
Dow, Inc.	1	51
Duke Energy Corp.	1	81
Eastman Chemical Co.	2	130
Eaton Corp. plc	1	178
Edison International	1	56
Emerson Electric Co.	1	51
Entergy Corp.	1	58
EOG Resources, Inc.	—	53
EP Energy Corp.	—	3

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Equinix, Inc., REIT	—	195
Equitrans Midstream Corp.	2	15
Equity LifeStyle Properties, Inc.	1	69
Evergy, Inc.	1	82
Exxon Mobil Corp.	1	65
Fastenal Co.	1	55
Federal Realty OP LP, REIT	1	95
FirstEnergy Corp.	1	23
Frontier Communications Parent, Inc.	1	35
General Dynamics Corp.	—	32
General Mills, Inc.	1	63
Genuine Parts Co.	—	63
Gilead Sciences, Inc.	1	59
GSK plc	7	95
Hasbro, Inc.	1	48
Hawaiian Electric Industries, Inc.	1	23
Healthpeak Properties, Inc., REIT	2	55
Hewlett Packard Enterprise Co.	4	53
Host Hotels & Resorts, Inc., REIT	5	73
HP, Inc.	1	14
iHeartMedia, Inc., Class A	1	9
Intel Corp.	2	40
International Business Machines Corp.	—	60
International Paper Co.	1	46
Interpublic Group of Cos., Inc. (The)	2	54
Invitation Homes, Inc.	3	107
Iron Mountain, Inc., REIT	1	57
JM Smucker Co. (The)	—	44
Johnson & Johnson	3	504
Juniper Networks, Inc.	2	56
Kellogg Co.	1	63
Keurig Dr Pepper, Inc.	3	101
Kilroy Realty Corp., REIT	1	33
Kimberly-Clark Corp.	1	61
Kimco Realty Corp., REIT	4	77
Kinder Morgan, Inc.	10	159
Kite Realty Group Trust, REIT	2	27
Kraft Heinz Co. (The)	2	61
Laureate Education, Inc., Class A	—	4
Lumen Technologies, Inc.	9	65
LyondellBasell Industries NV, Class A	1	56
Marathon Petroleum Corp.	1	69
McDonald's Corp.	1	286
Merck & Co., Inc.	4	307
Motorola Solutions, Inc.	—	62
National HealthCare Corp.	—	12
National Retail Properties, Inc., REIT	1	41

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Nestle SA (Registered)	3	345
NetApp, Inc.	1	49
Newell Brands, Inc.	4	51
Newmont Corp.	1	38
NextEra Energy, Inc.	2	131
NMG, Inc.	—	—
Nordic American Tankers Ltd.	9	25
Norfolk Southern Corp.	—	69
NorthWestern Corp.	—	23
NortonLifeLock, Inc.	—	1
NRG Energy, Inc.	1	23
OGE Energy Corp.	1	22
Omnicom Group, Inc.	1	58
ONEOK, Inc.	2	77
PACCAR, Inc.	1	61
Park Hotels & Resorts, Inc., REIT	2	25
PepsiCo, Inc.	—	56
Philip Morris International, Inc.	1	76
Phillips 66	1	60
Pinnacle West Capital Corp.	1	80
Pioneer Natural Resources Co.	—	59
PPL Corp.	3	78
Procter & Gamble Co. (The)	2	228
Progressive Corp. (The)	1	100
Prologis, Inc., REIT	3	264
Prudential Financial, Inc.	1	54
Public Service Enterprise Group, Inc.	—	22
Public Storage, REIT	—	123
Raytheon Technologies Corp.	1	63
Realty Income Corp.	1	56
Regency Centers Corp., REIT	1	52
Rexford Industrial Realty, Inc., REIT	1	53
Roche Holding AG	1	292
Seagate Technology Holdings plc	2	111
Shenandoah Telecommunications Co.	1	17
Simon Property Group, Inc., REIT	1	54
Sirius XM Holdings, Inc. (e)	10	58
Southern Co. (The)	1	81
Steel Dynamics, Inc.	1	63
Stellantis NV	7	83
Stellantis NV	1	11
Sun Communities, Inc., REIT	1	133
T. Rowe Price Group, Inc.	1	57
Target Corp.	—	68
Texas Instruments, Inc.	1	202
TJX Cos., Inc. (The)	2	152
Trane Technologies plc	1	136

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Truist Financial Corp.	2	86
UDR, Inc., REIT	2	93
UGI Corp.	1	19
UnitedHealth Group, Inc.	—	78
Valero Energy Corp.	1	64
Ventas, Inc., REIT	3	106
Verizon Communications, Inc.	5	175
Viatris, Inc.	2	20
VICI Properties, Inc., REIT	4	133
VMware, Inc., Class A	1	60
Walgreens Boots Alliance, Inc.	1	43
Wells Fargo & Co.	2	78
Welltower, Inc., REIT	2	131
Western Union Co. (The)	4	50
Weyerhaeuser Co., REIT	2	54
Williams Cos., Inc. (The)	3	83
WP Carey, Inc., REIT	1	57
		13,319
Total Common Stocks (Cost $32,027)		29,936
	SHARES (000)
Exchange-Traded Funds — 8.8%
United States — 8.8%
JPMorgan Equity Premium Income ETF (k)	44	2,257
JPMorgan High Yield Research Enhanced ETF (k)	127	5,395
		7,652
Total Exchange-Traded Funds (Cost $9,092)		7,652
	PRINCIPAL AMOUNT ($000)
Equity Linked Notes — 7.9%
Canada — 1.0%
Royal Bank of Canada, ELN, 8.00%, 12/21/2022, (linked to Nasdaq-100 Index) (a)	—	845
France — 2.9%
BNP Paribas, ELN, 8.00%, 11/23/2022, (linked to Nasdaq-100 Index) (a)	—	833
Societe Generale SA, ELN, 8.00%, 12/15/2022, (linked to Nasdaq-100 Index) (a)	—	835
Societe Generale SA, ELN, 9.00%, 10/19/2022, (linked to Nasdaq-100 Index) (a)	—	848
		2,516
United Kingdom — 1.0%
Barclays Bank plc, ELN, 8.00%, 12/12/2022, (linked to Nasdaq-100 Index) (h)	—	890
United States — 3.0%
Citigroup Global Markets Holdings, Inc., ELN, 8.00%, 12/05/2022, (linked to Nasdaq-100 Index) (h)	—	868

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Equity Linked Notes — continued
United States — continued
Citigroup Global Markets Holdings, Inc., ELN, 9.00%, 12/30/2022, (linked to Nasdaq-100 Index) (h)	—	877
National Bank of Canada, ELN, 8.00%, 12/28/2022, (linked to Nasdaq-100 Index) (a)	—	874
		2,619
Total Equity Linked Notes (Cost $7,484)		6,870
	SHARES (000)
Investment Companies — 2.9%
United States — 2.9%
JPMorgan Equity Income Fund (k)	72	1,476
JPMorgan Floating Rate Income Fund (k)	128	1,058
		2,534
Total Investment Companies (Cost $2,176)		2,534
	PRINCIPAL AMOUNT ($000)
Commercial Mortgage-Backed Securities — 2.1%
United States — 2.1%
BANK Series 2017-BNK7, Class D, 2.71%, 9/15/2060 ‡ (a)	100	72
Benchmark Mortgage Trust Series 2019-B11, Class D, 3.00%, 5/15/2052 ‡ (a)	100	69
BX Commercial Mortgage Trust Series 2020-VIV2, Class C, 3.66%, 3/9/2044 ‡ (a) (j)	106	84
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D, 4.94%, 9/10/2045 ‡ (a) (j)	100	90
Series 2016-P6, Class D, 3.25%, 12/10/2049 ‡ (a)	20	15
Series 2017-P7, Class D, 3.25%, 4/14/2050 ‡ (a)	23	16
Series 2017-P7, Class B, 4.14%, 4/14/2050 ‡ (j)	10	9
Commercial Mortgage Trust Series 2016-CR28, Class C, 4.76%, 2/10/2049 ‡ (j)	100	92
CSAIL Commercial Mortgage Trust Series 2019-C15, Class C, 5.15%, 3/15/2052 ‡ (j)	100	88
DBGS Mortgage Trust Series 2018-5BP, Class B, 3.80%, 6/15/2033 ‡ (a) (j)	100	95
FHLMC Multiclass Certificates Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	160	16
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K734, Class X3, IO, 2.24%, 7/25/2026 (j)	120	8
Series Q012, Class X, IO, 4.13%, 9/25/2035 (j)	447	87
Series K726, Class X3, IO, 2.22%, 7/25/2044 (j)	151	5
Series K729, Class X3, IO, 2.03%, 11/25/2044 (j)	1,212	42
Series K728, Class X3, IO, 2.02%, 11/25/2045 (j)	100	4
Series K071, Class X3, IO, 2.08%, 11/25/2045 (j)	700	59
Series K088, Class X3, IO, 2.43%, 2/25/2047 (j)	555	66
Series K108, Class X3, IO, 3.61%, 4/25/2048 (j)	400	78
FREMF Series 2018-KF46, Class B, 4.50%, 3/25/2028 (a) (j)	3	3
FREMF Mortgage Trust
Series 2017-KF31, Class B, 5.45%, 4/25/2024 (a) (j)	4	4
Series 2017-KF32, Class B, 5.10%, 5/25/2024 (a) (j)	27	27
Series 2018-KF45, Class B, 4.50%, 3/25/2025 (a) (j)	4	4
Series 2018-KF47, Class B, 4.55%, 5/25/2025 (a) (j)	17	17

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2018-KC02, Class B, 4.23%, 7/25/2025 (a) (j)	25	23
Series 2018-KF53, Class B, 4.60%, 10/25/2025 (j)	31	31
Series 2019-KC03, Class B, 4.52%, 1/25/2026 (a) (j)	25	23
Series 2019-KF62, Class B, 4.60%, 4/25/2026 (a) (j)	6	6
Series 2018-KF43, Class B, 4.70%, 1/25/2028 (a) (j)	25	25
Series 2018-KF50, Class B, 4.45%, 7/25/2028 (a) (j)	3	3
Series 2018-K82, Class B, 4.27%, 9/25/2028 (a) (j)	50	46
Series 2019-KF63, Class B, 4.90%, 5/25/2029 (a) (j)	13	13
Series 2017-K65, Class B, 4.22%, 7/25/2050 (a) (j)	75	70
Series 2018-K75, Class B, 4.11%, 4/25/2051 (a) (j)	10	9
Series 2020-K737, Class B, 3.42%, 1/25/2053 (a) (j)	100	91
Series 2020-K737, Class C, 3.42%, 1/25/2053 (a) (j)	145	131
GNMA
Series 2016-71, Class QI, IO, 0.93%, 11/16/2057 (j)	112	5
Series 2020-14, IO, 0.58%, 2/16/2062 (j)	599	30
Series 2020-23, IO, 0.65%, 4/16/2062 (j)	160	9
Jackson Park Trust
Series 2019-LIC, Class E, 3.35%, 10/14/2039 ‡ (a) (j)	100	68
Series 2019-LIC, Class F, 3.35%, 10/14/2039 ‡ (a) (j)	100	65
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (j)	20	9
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31, Class B, 3.88%, 11/15/2049 ‡ (j)	50	43
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.42%, 7/11/2040 ‡ (a) (j)	10	8
Series 2020-HR8, Class XA, IO, 1.97%, 7/15/2053 (j)	994	103
Total Commercial Mortgage-Backed Securities (Cost $2,149)		1,861
U.S. Treasury Obligations — 1.0%
United States — 1.0%
U.S. Treasury Notes , 0.13%, 1/31/2023 (l)(Cost $839)	842	832
Collateralized Mortgage Obligations — 0.8%
United States — 0.8%
Banc of America Funding Trust Series 2006-A, Class 1A1, 3.11%, 2/20/2036 (j)	7	6
Citigroup Mortgage Loan Trust, Inc. Series 2005-6, Class A1, 2.19%, 9/25/2035 (j)	17	17
Connecticut Avenue Securities Trust Series 2019-R06, Class 2M2, 5.18%, 9/25/2039 ‡ (a) (j)	4	4
FHLMC, REMIC
Series 4703, Class SA, IF, IO, 3.33%, 7/15/2047 (j)	185	21
Series 4937, Class MS, IF, IO, 2.97%, 12/25/2049 (j)	121	13
Series 4839, Class WS, IF, IO, 3.28%, 8/15/2056 (j)	126	17
FHLMC, STRIPS
Series 316, Class S7, IF, IO, 3.28%, 11/15/2043 (j)	168	17
Series 356, Class S5, IF, IO, 3.18%, 9/15/2047 (j)	215	22
FNMA, REMIC
Series 2012-75, Class DS, IF, IO, 2.87%, 7/25/2042 (j)	143	13
Series 2016-1, Class SJ, IF, IO, 3.07%, 2/25/2046 (j)	93	12
Series 2018-67, Class SN, IF, IO, 3.12%, 9/25/2048 (j)	298	35
Series 2018-73, Class SC, IF, IO, 3.12%, 10/25/2048 (j)	174	17

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
GNMA
Series 2017-67, Class ST, IF, IO, 3.19%, 5/20/2047 (j)	139	16
Series 2017-112, Class S, IF, IO, 3.19%, 7/20/2047 (j)	109	11
Series 2018-36, Class SG, IF, IO, 3.19%, 3/20/2048 (j)	64	8
Series 2019-22, Class SM, IF, IO, 3.04%, 2/20/2049 (j)	165	17
Series 2019-42, Class SJ, IF, IO, 3.04%, 4/20/2049 (j)	133	14
Impac CMB Trust
Series 2004-7, Class 1A2, 4.00%, 11/25/2034 (j)	30	29
Series 2005-8, Class 1AM, 3.78%, 2/25/2036 (j)	56	50
Morgan Stanley Mortgage Loan Trust Series 2004-5AR, Class 4A, 3.24%, 7/25/2034 (j)	—	—
New Residential Mortgage Loan Trust Series 2019-NQM4, Class M1, 2.99%, 9/25/2059 ‡ (a) (j)	239	199
Structured Adjustable Rate Mortgage Loan Trust Series 2007-9, Class 1A1, 5.10%, 10/25/2037 (j)	209	190
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR5, Class A6, 3.31%, 5/25/2035 (j)	10	10
Total Collateralized Mortgage Obligations (Cost $949)		738
	SHARES (000)
Preferred Stocks — 0.5%
United States — 0.5%
Allstate Corp. (The) Series H, 5.10%, 10/15/2024 ($25 par value) (m)	1	24
Bank of America Corp.,
Series GG, 6.00%, 5/16/2023 ($25 par value) (m)	—	9
Series KK, 5.38%, 6/25/2024 ($25 par value) (m)	1	16
Series LL, 5.00%, 9/17/2024 ($25 par value) (m)	1	15
Energy Transfer LP Series E, 7.60%, 5/15/2024 (m)	2	39
MetLife, Inc. Series F, 4.75%, 3/15/2025 ($25 par value) (m)	1	13
Morgan Stanley,
Series K, 5.85%, 4/15/2027 ($25 par value) (m)	2	53
Series P, 6.50%, 10/15/2027 ($25 par value) (m)	2	45
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	7	8
Northern Trust Corp. Series E, 4.70%, 1/1/2025 ($25 par value) (m)	1	9
Public Storage Series L, REIT, 4.63%, 6/17/2025 ($25 par value) (m)	—	—
SCE Trust VI 5.00%, 6/26/2022 ($25 par value) (m)	4	72
Sempra Energy 5.75%, 7/1/2079 ($25 par value)	—	2
Southern Co. (The) Series 2020, 4.95%, 1/30/2080 ($25 par value)	1	21
State Street Corp. Series G, 5.35%, 3/15/2026 ($25 par value) (m)	—	9
Truist Financial Corp. Series R, 4.75%, 9/1/2025 ($25 par value) (m)	1	16
Wells Fargo & Co.,
Series Y, 5.63%, 9/15/2022 ($25 par value) (m)	1	28

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Preferred Stocks — continued
United States — continued
Series Z, 4.75%, 3/15/2025 ($25 par value) (m)	5	100
Series AA, 4.70%, 12/15/2025 ($25 par value) (m)	—	4
Total Preferred Stocks (Cost $572)		483
	PRINCIPAL AMOUNT ($000)
Mortgage-Backed Securities — 0.4%
United States — 0.4%
FNMA UMBS, 30 Year
Pool # MA4398, 2.00%, 8/1/2051	315	256
Pool # MA4465, 2.00%, 11/1/2051	9	7
Pool # MA4563, 2.50%, 3/1/2052	58	49
Pool # MA4564, 3.00%, 3/1/2052	13	11
GNMA II, 30 Year Pool # MA7534, 2.50%, 8/20/2051	53	46
Total Mortgage-Backed Securities (Cost $453)		369
Asset-Backed Securities — 0.3%
United States — 0.3%
GSAMP Trust Series 2003-SEA, Class A1, 3.88%, 2/25/2033 ‡ (j)	75	72
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-SD1, Class M1, 5.33%, 3/25/2033 ‡ (j)	105	100
Series 2003-NC10, Class M1, 4.10%, 10/25/2033 ‡ (j)	12	12
Prestige Auto Receivables Trust Series 2018-1A, Class D, 4.14%, 10/15/2024 (a)	9	9
Securitized Asset-Backed Receivables LLC Trust Series 2004-OP2, Class M3, 5.11%, 8/25/2034 ‡ (j)	48	48
Total Asset-Backed Securities (Cost $237)		241
Loan Assignments — 0.2% (d) (n)
United States — 0.2%
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 5.06%, 4/6/2024	5	5
Axalta Dupont PC, Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 4.00%, 6/1/2024	21	21
CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 5.37%, 3/15/2027	7	7
JBS USA LUX SA, 1st Lien Term Loan B 2.09%, 12/29/2022	24	23
Nexstar Broadcasting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 5.62%, 9/18/2026	28	27
UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 2.75%), 5.52%, 4/29/2026	39	38
WMG Acquisition Corp., 1st Lien Term Loan G (ICE LIBOR USD 1 Month + 2.13%), 5.24%, 1/20/2028	31	30
Total Loan Assignments (Cost $155)		151
	NO. OF WARRANTS (000)
Warrants — 0.1%
United Kingdom — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD ‡ *	—	7

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	NO. OF WARRANTS (000)	VALUE ($000)
Warrants — continued
United States — 0.1%
Chesapeake Energy Corp.
expiring 2/9/2026, price 32.86 USD *	—	10
expiring 2/9/2026, price 25.10 USD *	—	17
expiring 2/9/2026, price 29.18 USD *	1	19
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD ‡ *	—	—
		46
Total Warrants (Cost $—)		53
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.0% ^
United States — 0.0% ^
Liberty Interactive LLC
4.00%, 11/15/2029	3	1
3.75%, 2/15/2030	2	1
Total Convertible Bonds (Cost $4)		2
	NO. OF RIGHTS (000)
Rights — 0.0%
Luxembourg — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025‡ *(Cost $—)	—	—
	SHARES (000)
Short-Term Investments — 5.5%
Investment Companies — 4.9%
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (k) (o)	693	693
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.95% (k) (o)	3,550	3,551
Total Investment Companies (Cost $4,243)		4,244
Investment of Cash Collateral from Securities Loaned — 0.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.71% (k) (o)	200	200
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (k) (o)	339	339
Total Investment of Cash Collateral from Securities Loaned (Cost $539)		539
Total Short-Term Investments (Cost $4,782)		4,783
Total Investments — 99.7% (Cost $96,664)		86,937
Other Assets Less Liabilities — 0.3%		221
NET ASSETS — 100.0%		87,158

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ADR	American Depositary Receipt
CVA	Dutch Certification
ELN	Equity-Linked Note
ETF	Exchange Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of September 30, 2022. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
SCA	Limited partnership with share capital
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security is an interest bearing note with preferred security characteristics.
(c)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2022.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2022.
(e)	The security or a portion of this security is on loan at September 30, 2022. The total value of securities on loan at September 30, 2022 is $513.
(f)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2022.

(h)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(i)	Defaulted security.

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(j)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2022.

(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(m)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of September 30, 2022.
(n)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(o)	The rate shown is the current yield as of September 30, 2022.
Summary of Investments by Industry, September 30, 2022
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF September 30, 2022	PERCENT OF TOTAL INVESTMENTS
Convertible Bonds	7.9%
Fixed Income	7.4
Banks	6.7
Oil, Gas & Consumable Fuels	5.9
U.S. Equity	4.3
Equity Real Estate Investment Trusts (REITs)	4.3
Diversified Telecommunication Services	4.0
Pharmaceuticals	3.2
Electric Utilities	3.2
Media	2.7
Insurance	2.6
Health Care Providers & Services	2.3
Commercial Mortgage-Backed Securities	2.1
Capital Markets	2.0
Hotels, Restaurants & Leisure	2.0
Food Products	1.7
Metals & Mining	1.5
Wireless Telecommunication Services	1.5
Semiconductors & Semiconductor Equipment	1.4
Chemicals	1.3
Consumer Finance	1.3
Containers & Packaging	1.2
Commercial Services & Supplies	1.2
Multi-Utilities	1.2
Beverages	1.2
U.S. Treasury Notes	1.0
Others (each less than 1.0%)	19.4
Short-Term Investments	5.5
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	1	12/16/2022	EUR	32	(1)
S&P 500 E-Mini Index	11	12/16/2022	USD	1,982	(156)
U.S. Treasury 10 Year Note	127	12/20/2022	USD	14,232	(738)
					(895)
Short Contracts
EURO STOXX 50 Index	(40)	12/16/2022	EUR	(1,283)	126
E-Mini Nasdaq 100 Index	(23)	12/16/2022	USD	(5,079)	481
					607
					(288)

Abbreviations
EUR	Euro
USD	United States Dollar

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Portfolio's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at September 30, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Portfolio's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's assumptions in determining the fair value of investments).

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
United States	$—	$9	$232	$241
Collateralized Mortgage Obligations
United States	—	535	203	738
Commercial Mortgage-Backed Securities
United States	—	1,038	823	1,861
Common Stocks
Australia	—	654	—	654
Austria	—	85	—	85
Belgium	—	173	—	173
Brazil	242	11	—	253
Canada	1,831	—	—	1,831
Chile	42	—	—	42
China	99	1,376	—	1,475
Denmark	11	329	—	340
Egypt	20	—	—	20
Finland	—	324	—	324
France	—	1,139	—	1,139
Germany	—	930	—	930
Hong Kong	16	376	—	392
India	180	—	—	180
Indonesia	160	144	—	304
Italy	—	388	—	388
Japan	—	1,557	—	1,557
Luxembourg	—	13	10	23
Mexico	321	—	—	321
Netherlands	—	309	—	309
New Zealand	—	89	—	89
Norway	22	244	—	266
Peru	63	—	—	63
Poland	—	33	—	33
Portugal	—	85	—	85
Russia	—	—	1	1
Saudi Arabia	—	52	—	52
Singapore	19	281	—	300
South Africa	67	262	—	329
South Korea	14	417	—	431
Spain	18	727	—	745
Sweden	—	415	—	415
Switzerland	—	416	—	416
Taiwan	31	645	—	676
Thailand	35	57	—	92

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United Kingdom	$82	$1,802	$—	$1,884
United States	12,490	829	—	13,319
Total Common Stocks	15,763	14,162	11	29,936
Convertible Bonds	—	2	—	2
Corporate Bonds
Australia	—	206	—	206
Belgium	—	18	—	18
Canada	—	1,157	—	1,157
Cayman Islands	—	25	—	25
Finland	—	41	—	41
France	—	562	—	562
Germany	—	18	—	18
Ireland	—	237	—	237
Italy	—	99	—	99
Luxembourg	—	20	—	20
Netherlands	—	313	—	313
Sweden	—	150	—	150
Switzerland	—	546	—	546
United Kingdom	—	717	—	717
United States	—	26,323	—(a)	26,323(a)
Total Corporate Bonds	—	30,432	—	30,432
Equity Linked Notes	—	6,870	—	6,870
Exchange-Traded Funds	7,652	—	—	7,652
Investment Companies	2,534	—	—	2,534
Loan Assignments	—	151	—	151
Mortgage-Backed Securities	—	369	—	369
Preferred Stocks
United States	475	—	8	483
Rights	—	—	—(a)	—(a)
U.S. Treasury Obligations	—	832	—	832
Warrants
United Kingdom	—	—	7	7
United States	46	—	—(a)	46
Total Warrants	46	—	7	53
Short-Term Investments
Investment Companies	4,244	—	—	4,244
Investment of Cash Collateral from Securities Loaned	539	—	—	539
Total Short-Term Investments	4,783	—	—	4,783
Total Investments in Securities	$31,253	$54,400	$1,284	$86,937
Appreciation in Other Financial Instruments
Futures Contracts	$607	$—	$—	$607

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures Contracts	$(895)	$—	$—	$(895)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(288)	$—	$—	$(288)

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of December 31, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2022
Investments in Securities:
Asset-Backed Securities	$262	$—(a)	$(8)	$1	$—	$(23)	$—	$—	$232
Collateralized Mortgage Obligations	264	—	(40)	—	—	(21)	—	—	203
Commercial Mortgage-Backed Securities	1,072	(13)	(154)	1	—	(83)	—	—	823
Common Stocks	—	(9)	(87)	—	11	(49)	145	—	11
Corporate Bonds	—	—	—(a)	—	—(a)	—	—	—	—(a)
Preferred Stocks	8	—	—(a)	—	—	—	—	—	8
Rights	—	—	—	—	—(a)	—	—	—	—(a)
Warrants	4	—	3	—	—	—	—	—	7
Total	$1,610	$(22)	$(286)	$2	$11	$(176)	$145	$—	$1,284

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(296).
There were no significant transfers into or out of level 3 for the period ended September 30, 2022.
The significant unobservable inputs used in the fair value measurement of the Portfolio's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at September 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$233	Discounted Cash Flow	Constant Prepayment Rate	9.00% - 9.50% (9.34%)
			Constant Default Rate	1.48% - 7.80% (5.51%)
			Yield (Discount Rate of Cash Flows)	6.84% - 9.73% (7.81%)
Asset-Backed Securities	233

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at September 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	823	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	0.00% - 120.93% (20.71%)

Commercial Mortgage- Backed Securities	823
	203	Discounted Cash Flow	Constant Prepayment Rate	10.00% - 15.00% (14.90%)
			Constant Default Rate	0.00% - 0.08% (0.08%)
			Yield (Discount Rate of Cash Flows)	5.90% - 6.12% (6.12%)

Collateralized Mortgage Obligations	203
	-(b)	Terms of Restructuring	Expected Recovery	$0.01 ($0.01)

Corporate Bond	-(b)
	-(b)	Pending Distribution Amount	Expected Recovery	0.01 ($0.01)

Rights	-(b)
Total	$1,259

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At September 30, 2022, the value of these investments was $25. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	$2,160	$11	$1,872	$(373)	$74	$—	—	$11	$—
JPMorgan Equity Income Fund Class R6 Shares (a)	1,696	26	—	—	(246)	1,476	72	26	—
JPMorgan Equity Premium Income ETF (a)	1,653	1,093	—	—	(489)	2,257	44	164	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	1,108	34	—	—	(84)	1,058	128	34	—
JPMorgan High Yield Research Enhanced ETF (a)	4,505	1,863	—	—	(973)	5,395	127	187	—
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b)	462	4,629	4,398	—	—(c)	693	693	3	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.95% (a) (b)	1,323	32,547	30,320	—	1	3,551	3,550	31	—

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2022
Security Description	Value at December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.71% (a) (b)	$200	$—	$—	$—	$—(c)	$200	200	$1	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	820	7,624	8,105	—	—	339	339	5	—
Total	$13,927	$47,827	$44,695	$(373)	$(1,717)	$14,969		$462	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.
(c)	Amount rounds to less than one thousand.